Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The composition of Revenue from services by payor for the years ended December 31, 2017, 2016 and 2015 is as follows:

	For the years ended December 31,
(In thousands)	2017	2016	2015
Healthcare insurers	$368,628	$649,036	$204,181
Government payers	264,493	118,526	40,880
Client payers	128,867	127,363	47,836
Patients	20,722	33,647	12,404
Total	$782,710	$928,572	$305,301

Schedule Of Product Sales Allowances And Accruals
The following table presents an analysis of product sales allowances and accruals as contract liabilities for the year ended December 31, 2017:

(In thousands)	Chargebacks, discounts, rebates and fees	Governmental	Returns	Total
Balance at December 31, 2016	$—	$—	$—	$—
Provision related to current period sales	1,591	1,332	490	3,413
Credits or payments made	(1,358)	(984)	(53)	(2,395)
Balance at December 31, 2017	$233	$348	$437	$1,018

Total gross Rayaldee sales				$12,482
Provision for Rayaldee sales allowances and accruals as a percentage of gross Rayaldee sales				27%